Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Other Long-term Debt

	December 31, 2013	December 31, 2014
	US$	US$
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	200,000,000
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Convertible Note due on September 19, 2018 at 5%*****	75,761,009	-
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3%*	41,332,480	33,885,787
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41%*	42,382,195	34,688,992
Collateralized loan due on December 17, 2014 at 11%******	47,565,156	-
Collateralized loan due on April 3, 2016 at 11%	-	40,807,321
Collateralized loan due on December 23, 2017 at 11%	-	81,312,306
Collateralized loan due on July 9, 2017 at 9%	-	65,370,159
Collateralized loan due on December 31, 2016 at 12.5%	-	1,650,597
Non-controlling shareholder's loan due on June 25, 2016 at 11.5%**	-	81,312,306
Non-controlling shareholder's loan due on June 30, 2016 at 11.24%***	-	111,946,394
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR****	-	25,668,594
Others	3,754,942	750,988

Total principal of other long-term debt	610,795,782	877,393,444
Accrued interest	859,581	723,382

Total	611,655,363	878,116,826
Less: current portion of other long-term debt	(74,712,528)	(301,912,335)

Total other long-term debt	536,942,835	576,204,491
*
Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, requires to make quarterly payments to repay the outstanding principal amount and related interest expense.

**
Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$156,508,958.

***
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$139,355,006.

****
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$25.7 million used, is denominated in US$ and is secured by the deposit of US$29,973,017 (December 31, 2013: nil). This deposit is classified as restricted cash on the consolidated balance sheets as December 31, 2014.

*****
On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$9,848,931, equal to the 13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances.

******	This loan was paid in full during 2014 at its maturity date.

Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]

Year	Amount
US$
2015	70,049,149
2016	235,716,618
2017	172,351,059
2018	200,000,000
2019 and thereafter	200,000,000
Less: current portion of Other long term debt	301,912,335
Total: Other long-term debt	576,204,491